SHARE-BASED COMPENSATIONS	12 Months Ended
Dec. 31, 2017
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SHARE-BASED COMPENSATIONS

15 SHARE-BASED COMPENSATIONS

The Company operates an equity-based share-based compensation plan, whereby warrants are granted to directors, management and selected employees. The warrants are accounted for as equity-settled share-based compensation plans since the Company has no legal or constructive obligation to repurchase or settle the warrants in cash.

Each warrant gives the beneficiaries the right to subscribe to one common share of the Company. The warrants are granted for free and the exercise price is each time calculated based on either (i) the average closing rate of the underlying shares on Euronext Brussels during the period of thirty days preceding the date of the decision of the shareholders meeting (or the board of directors if the warrants have been issued in the context of the authorized capital), (ii) the average closing rate of the underlying shares on Euronext Brussels during a period of thirty days preceding the date of the grant, or (iii) the last closing rate of the underlying share preceding the date of the grant, as determined by the special proxyholder of the shareholders meeting of the Company (or of the Board of Directors of the Company if the warrants have been issued in the context of the authorized capital).

An overview of our stock option plans over the years 2015 through 2017 is set out below.

Warrants issued pursuant to a decision in principle of March 16, 2015 for certain employees and consultants

The Extraordinary General Meeting of Shareholders of March 16, 2015 has approved in principle the issuance of maximum of 850,000 warrants for the benefit of certain employees, certain consultants and certain directors of the Company. 442,801 warrants have been granted to and accepted by the relevant beneficiaries and therefore, 442,801 warrants have actually been issued.

The warrants each have an exercise price of €9.98.

The warrants vest over 4 years: 25% of the warrants vest after one year; after that date the remaining 75% become vested on a monthly basis (2.083% per month).

The warrants can only be exercised when vested and, in principle, as from the beginning of the fourth calendar year following the year in which the warrants have been granted (thus from January 1, 2019 through March 15, 2022). In the case of a termination of the employment agreement or the consultant agreement without cause, all vested warrants need to be exercised during the then running exercise period, or the next exercise period if such termination does not take place during an exercise period. Vested warrants which have not been exercised in such exercise period, cannot be transferred to future exercise periods and will lapse. In the case of a termination of the employment agreement or the consultant agreement for cause, all warrants (whether or not vested) lapse.

All non-vested warrants lapse upon termination of the relevant employment agreement or consultant agreement. The term of the warrants is seven years as of the decision in principle to issue the warrants (i.e. March 16, 2015). Any warrants that have not been exercised within their term become null and void.

Warrants issued pursuant to a decision in principle of September 14, 2015 for certain employees and consultants

The Board Meeting of September 14, 2015 has approved in principle the issuance of maximum 290,000 warrants for the benefit of certain employees and for the benefit of an at time still to be appointed member of the management of the Company. 233,000 warrants have been granted to and accepted by the relevant beneficiaries and therefore 233,000 warrants have actually been issued.

The warrants each have an exercise price as set forth below:

•	150,000 warrants have an exercise price of €12.10; and

•	83,000 warrants have an exercise price of €12.29.

The warrants can only be exercised when vested and, in principle, as from the beginning of the fourth calendar year following the year in which the warrants have been granted (thus from January 1, 2019 through September 13, 2022). In the case of a termination of the employment agreement or the consultant agreement without cause, all vested warrants need to be exercised during the first fifteen days of the quarter in which the end of the employment agreement or, consultant agreement falls, even if such exercise period precedes the beginning of the fourth year following the calendar year in which the date of the grant lies. The tax consequences of such exercise will exclusively be borne by the relevant warrant holder. Vested warrants which have not been exercised in such exercise period cannot be transferred to future exercise periods and will lapse. In the case of a termination of the employment agreement or the consultant agreement for cause, all warrants (whether or not vested) lapse.

All non-vested warrants lapse upon termination of the relevant employment agreement or consultant agreement. The term of the warrants is seven years as of the decision in principle to issue the warrants (i.e. September 14,

2015). Any warrants that have not been exercised within their term become null and void.

Warrants issued pursuant to a decision in principle of February 24, 2016 for certain employees and consultants

The Board Meeting of February 24, 2016 has approved in principle the issuance of maximum 590,000 warrants for the benefit of certain employees and certain members of the management. 429,479 warrants have been granted to and accepted by the relevant beneficiaries and therefore 429,479 warrants been actually issued.

The warrants each have an exercise price of €12.02.

The warrants vest over 3 years: 28% of the warrants vest after one year; after that date the remaining 72% become vested on a quarterly basis (9% per quarter).

The warrants can only be exercised when vested and, in principle, as from the beginning of the fourth calendar year following the year in which the warrants have been granted (thus from January 1, 2020 to February 23, 2023). In the case of a termination of the employment agreement or the consultant agreement without cause, all vested warrants need to be exercised during the first fifteen days of the quarter in which the end of the employment agreement or consultant agreement falls, even if such exercise period precedes the beginning of the fourth year following the calendar year in which the date of the grant lies. The tax consequences of such exercise will exclusively be borne by the relevant warrant holder. Vested warrants which have not been exercised in such exercise period cannot be transferred to future exercise periods and will lapse. In the case of a termination of the employment agreement or the consultant agreement for cause, all warrants (whether or not vested) lapse. All non-vested warrants lapse upon termination of the relevant employment agreement or consultant agreement. The term of the warrants is seven years as of the decision in principle to issue the warrants (i.e. February 24, 2016). Any warrants that have not been exercised within their term become null and void.

Warrants issued pursuant to a decision in principle of September 9, 2016 for certain employees and consultants

The Board Meeting of September 9, 2016 approved in principle the issuance of maximum 320,000 warrants for the benefit of certain employees and for the benefit of an at time still to be appointed member of the management. None of the warrants which have been granted to the beneficiaries, have been accepted and therefore no warrants have been actually issued under this stock option plan.

Warrants issued pursuant to a decision in principle of February 22, 2017 for certain employees and consultants

The Board Meeting of February 22, 2017 has approved in principle the issuance of maximum 740,000 warrants for the benefit of certain employees and certain members of the management. 527,061 warrants have been granted to and accepted by the relevant beneficiaries and therefore 527,061 warrants been actually issued.

The warrants each have an exercise price of €12.33.

The warrants vest over 3 years: 28% of the warrants vest after one year; after that date the remaining 72% become vested on a quarterly basis (9% per quarter).

The warrants can only be exercised when vested and, in principle, as from the beginning of the fourth calendar year following the year in which the warrants have been granted (thus from January 1, 2021 to February 21, 2024). In the case of a termination of the employment agreement or the consultant agreement without cause, all vested warrants need to be exercised during the first fifteen days of the quarter in which the end of the employment agreement or consultant agreement falls, even if such exercise period precedes the beginning of the fourth year following the calendar year in which the date of the grant lies. The tax consequences of such exercise will exclusively be borne by the relevant warrant holder. Vested warrants which have not been exercised in such exercise period cannot be transferred to future exercise periods and will lapse. In the case of a termination of the employment agreement or the consultant agreement for cause, all warrants (whether or not vested) lapse.

All non-vested warrants lapse upon termination of the relevant employment agreement or consultant agreement. The term of the warrants is seven years as of the decision in principle to issue the warrants (i.e. February 22, 2017). Any warrants that have not been exercised within their term become null and void.

Warrants issued pursuant to a decision in principle of September 20, 2017 for certain employees and consultants

The Board Meeting of September 20, 2017 has approved in principle the issuance of maximum 670,000 warrants for the benefit of certain employees and certain members of the management. 629,000 warrants have been granted to and accepted by the relevant beneficiaries and therefore warrants been actually issued.

The warrants each have an exercise price of €12.26; €12.96; €13.32; €14.53; €17.84; €19.78 and €23.36.

The warrants vest over 3 years: 28% of the warrants vest after one year; after that date the remaining 72% become vested on a quarterly basis (9% per quarter).

The warrants can only be exercised when vested and, in principle, as from the beginning of the fourth calendar year following the year in which the warrants have been granted (thus from January 1, 2021 to September 19, 2024). In the case of a termination of the employment agreement or the consultant agreement without cause, all vested warrants need to be exercised during the first fifteen days of the quarter in which the end of the employment agreement or consultant agreement falls, even if such exercise period precedes the beginning of the fourth year following the calendar year in which the date of the grant lies. The tax consequences of such exercise will exclusively be borne by the relevant warrant holder. Vested warrants which have not been exercised in such exercise period cannot be transferred to future exercise periods and will lapse. In the case of a termination of the employment agreement or the consultant agreement for cause, all warrants (whether or not vested) lapse.

All non-vested warrants lapse upon termination of the relevant employment agreement or consultant agreement. The term of the warrants is seven years as of the decision in principle to issue the warrants (i.e. September 20,

2017). Any warrants that have not been exercised within their term become null and void.

Extension of certain warrant plans

The General Shareholders Meeting of April 30, 2009 and the Board of Directors meeting of June 22, 2009 approved the five-year extension of certain warrant plans in accordance with Art. 583 of the Belgian Companies Code and in accordance with Art. 21 of the “Economische Herstelwet”.

Because of this extension, the fair value of the warrants has changed. The incremental fair value was calculated as the difference between the fair value with and without extension at the date of extension.

Overview of share-based compensation arrangements

		Exercise price	Fair value	Number of warrants	Outstanding warrants at December 31
Warrant plan	Expiry date	(in €)	(in €)	granted	2017	2016
Plan - July 13, 2006	July 12, 2018	2.00	1.26	875,000	210,000	560,000
Plan - December 29, 2006	December 28, 2018	2.80	1.76	67,500	5,000	9,500
Plan - June 14, 2007	June 13, 2019	2.80	1.80	212,500	0	0
Plan - October 12, 2007	October 11, 2017	7.00	3.78	10,713	0	3,517
Plan - Augustus 22, 2008	August 21, 2015	4.88	3.11	75,000	0	0
Plan - Augustus 22, 2008	August 21, 2020	4.88	3.11	300,000	70,417	73,917
Plan - September 29, 2009	September 28, 2016	6.99	5.25	205,400	0	0
Plan - October 30, 2009	October 29, 2016	8.19	5.07	170,000	0	0
Plan - December 3, 2010	December 2, 2017	8.24	4.49	85,500	0	25,250
Plan - April 28, 2011	April 27, 2016/2018	8.68	3.78-4.48	387,050	22,500	72,892
Plan - February 1, 2012	January 31, 2017/2019	3.21	1.38-1.64	748,750	91,950	119,512
Plan - April 26, 2012	April 25, 2017/2019	3.23	1.47-1.74	162,500	0	46,875
Plan - November 6, 2012	November 5, 2017/2019	5.44	2.15-2.89	17,868	0	5,269
Plan - January 29, 2013	January 28, 2019	6.46	3.18-4.04	391,330	186,206	297,744
Plan - August 5, 2013	August 4, 2020	6.79	3.86-4.07	324,840	64,590	258,693
Plan - November 25, 2013	November 24, 2018	7.27	3.86-4.07	50,000	50,000	50,000
Plan - April 24, 2014	April 23, 2019/2021	8.81	3.06-3.80	327,224	287,732	295,469
Plan - March 16, 2015	March 15, 2022	9.98	3.71-3.92	442,801	425,019	439,936
Plan - September 14, 2015	September 13, 2022	12.10/12.29	5.20	233,000	215,500	218,300
Plan - February 24, 2016	February 23, 2023	12.02	4.92	429,479	377,899	416,952
Plan - February 22, 2017	February 21, 2024	12.33	5.11	527,061	499,745	0
Plan - September 20, 2017	September 19, 2024	12.26-14.53	4.77	291,500	291,500	0

Total				6,335,016	2,798,058	2,893,880

The following reconciles the share options outstanding at the beginning and end of the year:

	Number of warrants	Average exercise price (in €)
Outstanding warrants at January 1, 2015	3,015,978	5.71

Granted	525,801	10.34
Forfeited	(67,569)	7.16
Exercised	(798,215)	5.90
Expired	(964)	8.59

Outstanding warrants at December 31, 2015	2,675,031	6.22

Granted	579,479	12.04
Forfeited	(69,742)	9.45
Exercised	(575,638)	3.91
Expired	0	0.00

Outstanding warrants at December 31, 2016	2,609,130	7.94

Granted	818,561	12.33
Forfeited	(68,227)	11.27
Exercised	(654,412)	0.24
Expired	(4,494)	12.16

Outstanding warrants at December 31, 2017	2,700,558	11.30

The fair value of the warrants has been determined at grant date based on the Black-Scholes formula. The variables used in this model are:

Warrant plan	Expected dividend yield	Expected stock price volatility	Risk-free interest rate	Expected duration	Fair value (in €)
Plan - July 13,2006	0.00	60.0%	3.95%	7.00	0.63
Plan - December 29, 2006	0.00	60.0%	3.95%	7.00	0.88
Plan - June 14, 2007	0.00	60.0%	4.63%	7.00	0.90
Plan - October 12, 2007	0.00	60.0%	4.22%	4.78	3.78
Plan - Augustus 22, 2008	0.00	60.0%	4.42%	7.00	3.11
Plan - September 29, 2009	0.00	60.0%	3.14%	7.00	5.25
Plan - October 30, 2009	0.00	60.0%	3.11%	7.00	5.07
Plan - December 3, 2010	0.00	50.0%	3.46%	7.00	4.49
Plan - April 28, 2011	0.00	55.0%	2.35%-2.84%	5.00-7.00	1.38-1.64
Plan - February 1, 2012	0.00	55.0%	2.83%-3.65%	5.00-7.00	1.47-1.74
Plan - April 26, 2012	0.00	49.0%-56.0%	1.09%-1.78%	5.00-7.00	2.15-2.89
Plan - November 6, 2012	0.00	53.4%-54.0%	1.54%-1.88%	6.60-7.00	3.18-4.04
Plan - January 29, 2013	0.00	52.7%-53.8%	1.56%-2.08%	6.70-7.00	3.86-4.07
Plan - August 5, 2013	0.00	52.7%-53.8%	1.56%-2.08%	6.70-7.00	3.86-4.07
Plan - November 25, 2013	0.00	40.9%	0.91%-1.50%	5.00-7.00	3.06-3.80
Plan - April 24, 2014	0.00	40.6%	0.2%	7.00	3.71-3.92
Plan - March 16, 2015	0.00	40.9%	0.6%	7.00	5.20
Plan - September 14, 2015	0.00	40.9%	0.6%	7.00	5.20
Plan - February 24, 2016	0.00	42.6%	0.2%	7.00	4.92
Plan - February 22, 2017	0.00	39.1%	0.21%	7.00	5.11
Plan - September 20, 2017	0.00	37.7%	0.08%	7.00	4.77